Acquisition of businesses (Details) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Property, plant and equipment		$ 26
Right-of-use assets		32
Currently marketed products		269
Acquired research and development	$ 161	8,602
Deferred tax assets	12	470
Non-current financial and other assets		49
Inventories		84
Trade receivables and financial and other current assets		109
Cash and cash equivalents	6	76
Deferred tax liabilities	(31)	(1,928)
Current and non-current financial debts		(32)
Current and non-current lease liabilities		(44)
Trade payables and other liabilities	(3)	(144)
Net identifiable assets acquired	145	7,569
Acquired cash and cash equivalents	(6)	(76)
Non-controlling interests	(22)
Goodwill	112	2,537
Net assets recognized as a result of acquisitions of business	229	10,030
Goodwill expected to be deductible for tax purposes	$ 0	$ 59